Note 14 - Income Taxes (Details Textual) - USD ($) $ in Millions		1 Months Ended	8 Months Ended	12 Months Ended
	Sep. 03, 2013	Sep. 30, 2013	Aug. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Income Taxes [Line Items]
Cancellation Of Indebtedness Income Amount	$ 705
Operating Loss Carryforwards	2,495			$ 1,565
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent				619	$ 657
Increase (Decrease) in Deferred Income Taxes		$ 329
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration				481
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration				1,084
Deferred Tax Assets, Tax Credit Carryforwards, Foreign				314	258
Accumulated Deferred Investment Tax Credit				80
Deferred Tax Liabilities, Undistributed Foreign Earnings, Net of Provision for Withholding Tax				102	159
Provision For Withholding Tax On Undistributed Foreign Earnings				19	17
Deferred Tax Assets, Valuation Allowance				1,201	1,127
Deferred Tax Assets, Net of Valuation Allowance				27	42
Income Tax Examination, Penalties and Interest Accrued				21	18
Unrecognized Tax Benefits						$ 64
Minimum [Member]
Schedule Of Income Taxes [Line Items]
Decrease in Unrecognized Tax Benefits is Reasonably Possible				0
Maximum [Member]
Schedule Of Income Taxes [Line Items]
Decrease in Unrecognized Tax Benefits is Reasonably Possible				10
Operating Loss Carryforwards Tax Credits And Pension Benefits [Member]
Schedule Of Income Taxes [Line Items]
Deferred Tax Assets, Net of Valuation Allowance				27	42
Foreign Tax Authority [Member]
Schedule Of Income Taxes [Line Items]
Deferred Tax Assets, Valuation Allowance				266	315
Deferred Tax Assets, Net of Valuation Allowance				344	400
Liability for Uncertain Tax Positions, Current					8
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued					2
Other Tax Expense (Benefit)					(10)
Domestic Tax Authority [Member]
Schedule Of Income Taxes [Line Items]
Deferred Tax Assets, Valuation Allowance				935	812
Deferred Tax Assets, Net of Valuation Allowance				$ 884	$ 769
State and Local Jurisdiction [Member]
Schedule Of Income Taxes [Line Items]
Payments For Tax Claims						2
Tax Claims						$ 17
KPP Global Settlement [Member]
Schedule Of Income Taxes [Line Items]
Deferred Income Tax Expense (Benefit)			$ 100
Restructuring Due to Emergence of Bankruptcy [Member]
Schedule Of Income Taxes [Line Items]
Deferred Income Tax Expense (Benefit)			$ 46
Liabilities Held For Sale [Member]
Schedule Of Income Taxes [Line Items]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent							$ 1,500
Set to Expire [Member]
Schedule Of Income Taxes [Line Items]
Operating Loss Carryforwards	711
Effective Income Tax Rate Reconciliation, Tax Credit, Foreign, Amount	567
Effective Income Tax Rate Reconciliation, Tax Credit, Research, Amount	$ 21